Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Registrant Name	dei_EntityRegistrantName	Touchstone Strategic Trust
CIK	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 24, 2025
Effective Date	dei_DocumentEffectiveDate	Feb. 24, 2025
Prospectus Date	rr_ProspectusDate	Jul. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A